Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2017
Registrant Name	Horizons ETF Trust I
Central Index Key	0001551030
Amendment Flag	false
Document Creation Date	Feb. 28, 2018
Document Effective Date	Feb. 28, 2018
Prospectus Date	Feb. 28, 2018
Horizons DAX Germany ETF | Horizons DAX Germany ETF
Risk/Return:
Trading Symbol	DAX
Horizons NASDAQ 100 Covered Call ETF | Horizons NASDAQ 100 Covered Call ETF
Risk/Return:
Trading Symbol	QYLD
Horizons S&P 500 Covered Call ETF | Horizons S&P 500 Covered Call ETF
Risk/Return:
Trading Symbol	HSPX
Horizons Cadence Hedged US Dividend Yield ETF | Horizons Cadence Hedged US Dividend Yield ETF
Risk/Return:
Trading Symbol	USDY